COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Future Rentals of Premises under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Rental of premises [Member]
Other Commitments [Line Items]
2015	$ 5,052
2016	3,145
2017	2,735
2018	1,993
2019	1,945
2020 and thereafter	2,333
Future minimum rentals	17,203
Vehicles [Member]
Other Commitments [Line Items]
2015	561
2016	533
2017	237
2018	2
2019
2020 and thereafter
Future minimum rentals	$ 1,333